INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES - Summary of Estimate the Fair Value of the Put Right Using the Following Assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Put Right Liabilities Series A
Schedule of Equity Method Investments [Line Items]
Expected terms (Year)	8 months 12 days	1 year 8 months 12 days
Estimated volatility	36.50%	33.90%
Spot price	$ 156,707	$ 148,276
Probability of triggering event for redemption option	100.00%	70.00%
Put Right Liabilities Series B
Schedule of Equity Method Investments [Line Items]
Expected terms (Year)	8 months 12 days	1 year 8 months 12 days
Estimated volatility	33.50%	31.10%
Spot price	$ 44,570	$ 36,516
Probability of triggering event for redemption option	100.00%	70.00%